5. Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents Tables
Cash and Cash Equivalents

	12.31.2017	12.31.2016
Cash and bank accounts	157,470	173,020
Financial investments with immediate liquidity	882,605	809,053
	1,040,075	982,073